Inventories	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES
9.	INVENTORIES

Inventories consist of the following:

	March 31, 2024	March 31, 2023
Concentrate inventory	$1,525	$2,556
Stockpile	2,176	1,234
Material and supplies	3,694	4,553
	$7,395	$8,343

The amount of inventories recognized as expense during the year ended March 31, 2024 was $115.9 million (year ended March 31, 2023 - $119.4 million).